Business Combination (Details)						12 Months Ended
	Nov. 15, 2024 HKD ($)	Nov. 15, 2024 USD ($)	Sep. 11, 2023 HKD ($)	Sep. 11, 2023 USD ($)	Nov. 09, 2022 HKD ($) shares	Mar. 31, 2025 HKD ($) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Nov. 15, 2024 USD ($)	Mar. 31, 2024 HKD ($) shares	Sep. 11, 2023 USD ($)	Mar. 31, 2023 HKD ($)	Nov. 30, 2022	Nov. 09, 2022 USD ($) shares
Business Combination [Line Items]
Ordinary shares, shares issued						62,443,750		62,443,750		60,000,000
Ordinary shares, shares outstanding						62,443,750		62,443,750		60,000,000
Goodwill						$ 35,124,140		$ 4,514,729		$ 34,066,838		$ 34,066,838
Business Combination [Member]
Business Combination [Line Items]
Owned acquired shares					10,000
Net asset value					$ 8,405,556									$ 1,073,164
Carrying value					$ 8,405,556									$ 1,073,164
Business Combination [Member] | Reitar Capital Partners Limited [Member]
Business Combination [Line Items]
Percentage of equity interest						100.00%		100.00%					100.00%
Reitar Capital Partners Limited [Member]
Business Combination [Line Items]
Percentage of equity interest													100.00%
Liability consideration						$ 8,400,000	$ 1,100,000
Alvin Design and Construction Company Limited (“Alvin Design”) [Member]
Business Combination [Line Items]
Liability consideration			$ 1,500,000	$ 191,551
Goodwill			$ 1,500,000								$ 191,551
Winner Logistics Network Limited (“WLN”) [Member]
Business Combination [Line Items]
Liability consideration	$ 1,062,402	$ 136,557
Goodwill						$ 1,057,302		$ 135,902
Common Stock [Member]
Business Combination [Line Items]
Ordinary shares, shares issued					10,000									10,000
Ordinary shares, shares outstanding					10,000									10,000
Maximum [Member] | Reitar Capital Partners Limited [Member]
Business Combination [Line Items]
Owned acquired shares						7,800	7,800
Minimum [Member] | Reitar Capital Partners Limited [Member]
Business Combination [Line Items]
Owned acquired shares						2,200	2,200
Goodwill [Member] | Winner Logistics Network Limited (“WLN”) [Member]
Business Combination [Line Items]
Goodwill	$ 1,057,302								$ 135,902